Derivative financial and operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Summary of derivative financial assets and liabilities
The following table summarizes the fair value of the Company's derivative financial instruments:

	At December 31,
	2022		2021
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ million)
Fair value hedges:
Interest rate risk - interest rate swaps	€—	€—	€—	€—
Interest rate and currency risk - combined interest rate and currency swaps	—	—	1	(2)
Currency risk - forward contracts, currency swaps and currency options	25	(22)	184	(80)
Commodity price risk – commodity swaps and commodity options	—	—	—	—
Total Fair value hedges	25	(22)	185	(82)
Cash flow hedges:
Interest rate risk - interest rate swaps	19	—	1	(3)
Currency risks - forward contracts, currency swaps and currency options	423	(266)	73	(160)
Commodity price risk – commodity swaps and commodity options	406	(637)	488	(274)
Total Cash flow hedges	848	(903)	562	(437)
Net investment hedges:
Currency risks - forward contracts, currency swaps and currency options	—	—	—	—
Total Net investment hedges	—	—	—	—
Derivatives for trading	34	(25)	61	(82)
Total Fair value of derivative financial assets/(liabilities)	€907	€(950)	€808	€(601)
Financial derivative assets/(liabilities) - current	€13	€(18)	€53	€(89)
Financial derivative assets/(liabilities) - non-current	€21	€—	€—	€(6)
Derivative operating assets/(liabilities) - current	€587	€(708)	€641	€(374)
Derivative operating assets/(liabilities) - non-current	€286	€(224)	€114	€(132)

Summary of outstanding notional amounts by due date	The following table summarizes the outstanding notional amounts of the Company's derivative financial instruments by due date:

	At December 31,
	2022				2021
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ million)
Currency risk management	€22,142	€5,831	€—	€27,973	€19,842	€5,759	€—	€25,601
Interest rate risk management	220	830	—	1,050	323	337	—	660
Interest rate and currency risk management	14	101	—	115	10	93	—	103
Commodity price risk management	3,291	3,252	—	6,543	2,131	1,635	—	3,766
Total Notional amount	€25,667	€10,014	€—	€35,681	€22,306	€7,824	€—	€30,130

Summary of fair value hedges
The net gains and losses arising from the valuation of outstanding currency derivatives and interest rate and currency derivatives (for managing currency risk) were recognized in accordance with fair value hedge accounting and the net gains and losses arising from the respective hedged items are summarized as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Currency and interest rate risk
Change in ineffective portion	€(34)	€(16)	€(10)
Net gains/(losses)	€(34)	€(16)	€(10)
Ineffectiveness portion is recognized in Net financial expenses.

Summary of reclassification adjustments from other comprehensive income to Consolidated Income Statement
The Company reclassified gains/(losses) arising on Cash flow hedges, net of the tax effect, from Other comprehensive income and Inventories to the Consolidated Income Statement as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Currency risk
(Increase)/Decrease in Cost of revenues	€(111)	€(82)	€6
Net financial income/(expenses)	—	(86)	—
Result from investments	(10)	20	—
Interest rate risk
Result from investments	(59)	(6)	—
Net financial expenses	—	2	—
Commodity price risk
Decrease/(Increase) in Cost of revenues	464	18	(34)
Ineffectiveness and discontinued hedges	(6)	2	—
Tax expense	(99)	5	8
Total recognized in the Consolidated Income Statement	€179	€(127)	€(20)